OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
OTHER INVESTMENTS
NOTE 8 - OTHER INVESTMENTS:

In November 2019, the Company signed a Share Purchase and Shareholders Agreement (the “SPA”) with (BY) Medimor Ltd., one of the Company’s turnkey manufacturing subcontractors (“Medimor”). Pursuant to the SPA, the Company has invested (in December 2019 and July 2020) an aggregate amount of $600 in consideration for 1,369,863 ordinary shares of Medimor (which reflected at the signing date a 14.78% ownership interest on an as-issued basis and 10.34% ownership interest on a fully diluted basis).

In November 2023, the Company signed an additional SPA with Medimor and invested $100 in consideration for 117,440 ordinary shares of Medimor.

The SPAs together reflected as of December 31, 2024, 2023 a 14.78% ownership interest on an as-issued basis and 11.23% ownership interest on a fully diluted basis.

The Company’s investment in Medimor is measured at cost, less impairment and adjusted for subsequent observable price changes if any. As of December 31, 2024, 2023 and 2022, the Company did not recognize an impairment or adjustment on its other investments.